FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

5.   FAIR VALUE MEASUREMENT

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described, as follows, based on the lowest‑level input that is significant to the fair value measurement as a whole:

Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 - Quoted prices in markets that are not active or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3 - Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

For items that are recognized at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by reassessing their classification at the end of each reporting period.

During the year ended December 31, 2020, there were no transfers between Level 1 and Level 2 fair value measurements, and no transfers into or out of Level 3 fair value measurements.

The fair values of cash and cash equivalents, short‑term investments, and accounts payable and accrued liabilities approximate their carrying values due to their short‑term nature.

The following table sets out the Company's financial assets and liabilities measured at fair value on a recurring basis as at December 31, 2020 using the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables	$—	$11,867	$—	$11,867
Equity securities (FVTOCI)	255,316	27,040	—	282,356
Fair value of derivative financial instruments	—	128,263	—	128,263
Total financial assets	$255,316	$167,170	$—	$422,486
Financial liabilities:
Fair value of derivative financial instruments	$—	$904	$—	$904
Total financial liabilities	$—	$904	$—	$904

The following table sets out the Company’s financial assets and liabilities measured at fair value on a recurring basis as at December 31, 2019 using the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables	$—	$8,320	$—	$8,320
Equity securities (FVTOCI)	69,967	16,285	—	86,252
Other securities (FVTPL)	9,119	—	—	9,119
Fair value of derivative financial instruments	—	9,519	—	9,519
Total financial assets	$79,086	$34,124	$—	$113,210

Valuation Techniques

Trade Receivables

Trade receivables from provisional invoices for concentrate sales are valued using quoted forward rates derived from observable market data based on the month of expected settlement (classified within Level 2 of the fair value hierarchy).

Equity and Other Securities

Equity securities representing shares of publicly traded entities are recorded at fair value using quoted market prices (classified within Level 1 of the fair value hierarchy). Equity securities representing shares of non‑publicly traded entities are recorded at fair value using external broker‑dealer quotations corroborated by option pricing models (classified within Level 2 of the fair value hierarchy). The Company also holds share purchase warrants of certain publicly traded entities where it has an investment in equity securities. Share purchase warrants are accounted for as derivative financial instruments (below) and presented as part of investments in the consolidated balance sheets.

Derivative Financial Instruments

Derivative financial instruments classified within Level 2 of the fair value hierarchy are recorded at fair value using external broker‑dealer quotations corroborated by option pricing models or option pricing models that utilize a variety of inputs that are a combination of quoted prices and market‑corroborated inputs.

Fair Value of Financial Assets and Liabilities Not Measured and Recognized at Fair Value

Long-term debt is recorded on the consolidated balance sheets at December 31, 2020 at amortized cost. The fair value of long-term debt is determined by applying a discount rate, reflecting the credit spread based on the Company's credit rating to future related cash flows which is categorized within Level 2 of the fair value hierarchy. As at December 31, 2020, the Company's long-term debt had a fair value of $1,824.3 million (2019 - $1,878.9 million). See Note 13.

Lease obligations are recorded on the consolidated balance sheets at December 31, 2020 at amortized cost. The fair value of lease obligations is the present value of the future lease payments discounted at the Company's current incremental borrowing rate. It is remeasured when there is a change in the lease term, future lease payments or changes in the assessment of whether the Company will exercise a purchase, extension or termination option. The fair value of lease obligations is not materially different from the carrying amounts as a result of the difference between the incremental borrowing rates used at the initial recognition date and the current market rates at December 31, 2020.